Share Capital - Disclosure of Detailed Information About Other Equity Explanatory (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [abstract]
Value of conversion rights - convertible notes		$ 4,159	$ 17,789